UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2014
(UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.8%
	Shares	Value
AUSTRALIA — 6.1%
Australia & New Zealand Banking Group	155,000	$4,841,417
CSL	45,000	2,804,855
Newcrest Mining*	550,000	5,496,765

		13,143,037

BRAZIL — 1.1%
Vale ADR, Cl B	160,000	2,296,000

FRANCE — 8.9%
Airbus Group	42,000	2,434,951
AXA	220,000	5,050,490
BNP Paribas	40,000	2,652,072
Capgemini	75,000	5,434,264
Technip	40,000	3,692,115

		19,263,892

GERMANY — 7.6%
Allianz	33,000	5,489,764
Bayer	40,000	5,272,151
Bayerische Motoren Werke	49,000	5,832,333

		16,594,248

HONG KONG — 2.8%
Galaxy Entertainment Group	360,000	3,027,478
New World Development	2,500,000	3,152,596

		6,180,074

ISRAEL — 1.3%
Teva Pharmaceutical Industries ADR	55,000	2,942,500

ITALY — 1.8%
Tenaris	180,000	3,871,868

JAPAN — 22.7%
Astellas Pharma	400,000	5,425,825
Daiwa House Industry	235,000	4,771,707
Denso	80,000	3,691,122
East Japan Railway	63,000	5,048,219
KDDI	80,000	4,599,975
Komatsu	250,000	5,545,945
Kubota	330,000	4,345,815
Kuraray	340,000	4,454,792
Mitsubishi UFJ Financial Group	750,000	4,424,268
Seven & I Holdings	165,000	6,868,579

		49,176,247

NORWAY — 2.1%
Statoil ADR	160,000	4,550,400

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2014
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 2.6%
DBS Group Holdings	385,000	$5,607,622

SPAIN — 5.6%
Banco Santander (A)	660,000	6,626,050
Inditex	82,500	2,408,194
Red Electrica	37,000	3,176,909

		12,211,153

SWEDEN — 4.4%
Nordea Bank	390,000	5,224,332
Volvo, Cl B	350,000	4,268,254

		9,492,586

SWITZERLAND — 10.0%
ABB	210,000	4,826,631
Credit Suisse Group	138,292	3,749,282
Holcim	55,000	4,398,246
Novartis	50,000	4,347,301
Zurich Insurance Group	15,000	4,355,012

		21,676,472

TAIWAN — 2.3%
Hon Hai Precision Industry	650,000	2,227,348
Taiwan Semiconductor Manufacturing ADR	135,000	2,700,000

		4,927,348

UNITED KINGDOM — 18.5%
BG Group	250,000	4,929,830
Diageo	95,000	2,853,081
Glencore Xstrata	850,000	5,136,254
Home Retail Group	1,300,000	3,631,208
Royal Dutch Shell ADR, Cl B	37,000	3,187,180
Royal Dutch Shell, Cl B	60,000	2,583,716
SABMiller	90,000	4,900,661
Standard Chartered	215,000	4,458,634
Vodafone Group ADR	122,000	4,052,840
WPP	225,000	4,478,991

		40,212,395

TOTAL COMMON STOCK (Cost $146,300,430)		212,145,842

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2014
(UNAUDITED)

SHORT-TERM INVESTMENTS (B) — 1.9%
	Shares	Value
Dreyfus Cash Management, 0.040%	4,035,617	$4,035,616
DWS Money Market Portfolio, 0.060% (C)	151,800	151,800

TOTAL SHORT-TERM INVESTMENTS (Cost $4,187,416)		4,187,416

TOTAL INVESTMENTS — 99.7% (Cost $150,487,846) †		$216,333,258

Percentages are based on Net Assets of $216,920,345.

*	Non-income producing security.

(A)	This security or a portion of this security is on loan at July 31, 2014. The total market value of securities on loan at July 31, 2014 was $138,629.

(B)	Rate shown is the 7-day effective yield as of July 31, 2014.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2014 was $151,800.

†	At July 31, 2014, the tax basis cost of the Portfolio’s investments was $150,487,846, and the unrealized appreciation and depreciation were $72,770,384 and $(6,924,972), respectively.

ADR — American Depositary Receipt

Cl — Class

The list of inputs used to value the Portfolio’s net assets as of July 31, 2014 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$—	$—
Australia	—	13,143,037	—	13,143,037
Brazil	2,296,000	—	—	2,296,000
France	—	19,263,892	—	19,263,892
Germany	—	16,594,248	—	16,594,248
Hong Kong	—	6,180,074	—	6,180,074
Israel	2,942,500	—	—	2,942,500
Italy	—	3,871,868	—	3,871,868
Japan	—	49,176,247	—	49,176,247
Norway	4,550,400	—	—	4,550,400
Singapore	—	5,607,622	—	5,607,622
Spain	—	12,211,153	—	12,211,153
Sweden	—	9,492,586	—	9,492,586
Switzerland	—	21,676,472	—	21,676,472
Taiwan	2,700,000	2,227,348	—	4,927,348
United Kingdom	7,240,020	32,972,375	—	40,212,395

Total Common Stock	19,728,920	192,416,922	—	212,145,842

Short-Term Investments	4,187,416	—	—	4,187,416

Total Investments in Securities	$23,916,336	$192,416,922	$—	$216,333,258

Amounts designated as “—” are $0.

††	Represents securities trading outside the United States, the value of which were adjusted as a result of significant market movements following the close of local trading.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2014
(UNAUDITED)

For the period ended July 31, 2014 , there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classification between Level 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014